SUPPLEMENT DATED JULY 22, 2005 TO THE
                     FIRST INVESTORS EQUITY FUNDS PROSPECTUS

                                  TOTAL RETURN
                                  VALUE
                                  BLUE CHIP
                                  GROWTH & INCOME
                                  ALL-CAP GROWTH
                                  MID-CAP OPPORTUNITY
                                  SPECIAL SITUATIONS
                                  FOCUSED EQUITY
                                  GLOBAL

                             DATED JANUARY 31, 2005


      Under the heading "FUND MANAGEMENT" on page 67, the fifth and sixth paragraphs are deleted and replaced with the following:

      Edwin D. Miska, Director of Equities, serves as the Portfolio Manager of the Growth & Income Fund. Since joining FIMCO, Mr. Miska has served in the capacity as a Portfolio Manager or Co-Portfolio Manager on several other First Investors Funds. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.

      Steven S. Hill serves as the Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill previously served as Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions. Prior to that, Mr. Hill was an investment banker for HSBC Securities (USA) Inc. (1996-1999).

                      SUPPLEMENT DATED JULY 22, 2005 TO THE
                 FIRST INVESTORS GROWTH & INCOME FUND PROSPECTUS
                             DATED JANUARY 31, 2005


      The second paragraph under the heading "Who manages the Growth & Income Fund?" on page 12 is deleted and replaced with the following:

      Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund. Since joining FIMCO, Mr. Miska has served in the capacity as a Portfolio Manager or Co- Portfolio Manager on several other First Investors Funds. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.

                      SUPPLEMENT DATED JULY 22, 2005 TO THE
               FIRST INVESTORS MID-CAP OPPORTUNITY FUND PROSPECTUS
                             DATED JANUARY 31, 2005


      The second and third paragraphs under the heading "Who manages the Mid-Cap Opportunity Fund?" on page 10 are deleted and replaced with the following:

      Steven S. Hill serves as the Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill previously served as Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions. Prior to that, Mr. Hill was an investment banker for HSBC Securities (USA) Inc. (1996-1999).